Other income/expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other income/expenses
25.	Other income/expenses

25.1	Administrative and other operating expenses

General, administrative and other operating expenses are comprised of the following:

	2018	2017	2016
Wages, salaries and social security costs	10,482	7,769	11,654
Office expenses	1,213	1,211	1,397
Audit and consulting services	941	631	569
Provision for legal claims, net	870	1,995	59
Depreciation	756	605	716
Fines and penalties related to business contracts	391	303	487
Social expenses	387	406	452
Consumables	307	276	411
Banking charges and services	245	271	268
Rent	158	165	259
Business trips	139	132	136
Write off of trade and other receivables	2	109	113
Net result from disposal of non-current assets	—	34	57
Other	2,015	1,683	2,213

Total	17,906	15,590	18,791

25.2	Employee benefits expense

Employee benefits expenses are comprised of the following:

	2018	2017	2016
Included in cost of sales
Wages and salaries	21,519	20,591	19,806
Social security costs	6,887	6,438	5,909
Post-employment benefits	130	142	126
Included in selling and distribution expenses
Wages and salaries	3,784	3,686	4,029
Social security costs	999	973	1,015
Included in administrative and other operating expenses
Wages and salaries	8,444	6,259	9,510
Social security costs	2,038	1,510	2,144

Total	43,801	39,599	42,539

25.3	Other operating income

Other operating income is comprised of the following:

	2018	2017	2016
Gain from sales of scrap materials	378	226	190
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	359	496	—
Income from fines and penalties related to business contracts	248	307	248
Net result from disposal of non-current assets	128	—	—
Curtailment and result of remeasurement of pension obligations	93	175	392
Revision in estimated cash flows of rehabilitation provision	38	—	375
Insurance compensation	—	—	153
Other	467	183	495

Total	1,711	1,387	1,853

In 2018 and 2017, the Group recognised gain on remeasurement of pension obligations because of the changes in the actuarial assumptions, fluctuation in payment amounts from year to year, adjustment in the financial support amount per one pensioner. In 2016, the Group recognised curtailment gain on cancellation of the certain pension programs for workers of Yakutugol, Mechel-Remservice OOO.

Revision in estimated cash flows of rehabilitation provision relates primarily to changes in the discount rate, in the planned volumes of works and change in expected rehabilitation costs.

25.4	Finance income

Finance income is comprised of the following:

	2018	2017	2016
Effect of restructuring of loans and finance leases	33,514	264	992
Remeasurement of fair value of financial instruments (Note 11.5)	320	197	—
Interest income from investments	207	158	177
Income from the discounting of financial instruments	15	14	7

Total	34,056	633	1,176

Effect of restructuring of loans and finance leases in 2018 primarily relates to VTB (Note 11.1 (b)), Gazprombank (Note 11.1 (c)) and the refinancing of the pre-export credit facility (Note 11.1 (a)).

25.5	Finance costs

Finance costs are comprised of the following:

	2018	2017	2016
Interest on loans and borrowings	(35,556)	(40,298)	(44,164)
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	(858)	(1,086)	(5,538)
Finance charges payable under finance leases	(1,104)	(1,230)	(1,500)
Fines and penalties on overdue finance leases	(10)	(75)	(475)

Total finance costs related to loans, borrowings and finance leases	(37,528)	(42,689)	(51,677)
Interest expenses under pension liabilities	(279)	(314)	(368)
Unwinding of discounting of financial instruments	(3,916)	(4,179)	(1,956)
Remeasurement of fair value of financial instruments (Note 11.5)	(27)	(117)	—
Unwinding of discount on provisions	(302)	(311)	(239)

Total	(42,052)	(47,610)	(54,240)

Expenses related to discounting of financial instruments include changes in the measurement of the non-current obligation related to put-option granted on non-controlling interests in the amount of RUB 3,796 million (2017: RUB 4,062 million) (Note 6 and Note 11.4).

25.6	Other income and other expenses

Other income is comprised of the following:

	2018	2017	2016
Write-off of trade and other payables with expired legal term	425	516	115
Gain on royalty and other proceeds associated with disposal of Bluestone	3	474	121
Gain on final settlements from subsidiaries’ disposal occurred in previous years	3	—	194
Gain on forgiveness and restructuring of trade and other payables	—	447	—
Dividends received	—	—	3
Other income	81	58	165

Total	512	1,495	598

Other expenses are comprised of the following:

	2018	2017	2016
Loss on sales and purchases of foreign currencies	(108)	(114)	(130)
VEB commissions write off	—	—	(1,411)
Provision on non-recoverable advances to pension funds	—	—	(408)
Other expenses	(206)	(106)	(54)

Total	(314)	(220)	(2,003)

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

The commissions in the amount of RUB 1,411 million paid in 2014 to VEB for the opening of the credit line was written off in 2016 due to uncertainty in further financing.